DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Costs [Table Text Block]
The following table summarizes the change in our liability related to released capacity contracts for the period indicated:

	Years Ended December 31,
	2016	2015
	(Millions of dollars)
Beginning balance	$36.3	$73.8
Settlements	(19.9)	(38.5)
Accretion	0.5	1.0
Ending balance	$16.9	$36.3

Components of Net Income (Loss) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations
Results of Operations of Discontinued Operations - The results of operations for our former natural gas distribution business and energy services business have been reported as discontinued operations for all periods presented. Income (loss) from discontinued operations, net of tax, in the Consolidated Statements of Income for the years ended December 31, 2016 and 2015, consists of accretion expense, net of tax benefit, on the released contracts for our former energy services business and certain tax-related adjustments. The table below provides selected financial information reported in discontinued operations in the Consolidated Statements of Income for the year ended December 31, 2014:

	Year Ended
	December 31, 2014
	Natural Gas Distribution		Energy Services	Total
	(Thousands of dollars)
Revenues	$287,249		$353,404	$640,653
Cost of sales and fuel (exclusive of items shown separately below)	190,893		364,648	555,541
Operating costs	60,847	(a)	5,051	65,898
Depreciation and amortization	11,035		319	11,354
Operating income (loss)	24,474		(16,614)	7,860
Other income (expense), net	(888)		(7)	(895)
Interest expense, net	(4,592)		(413)	(5,005)
Income tax benefit (expense)	(16,415)		8,848	(7,567)
Income (loss) from discontinued operations, net	$2,579		$(8,186)	$(5,607)
(a) - Includes approximately $23.0 million for the year ended December 31, 2014, of costs related to the ONE Gas separation.